Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 29, 2018
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jul. 02, 2018
Prospectus Date	Jul. 02, 2018
Direxion Indexed Commodity & Income Strategy Fund | Investor Class
Prospectus:
Trading Symbol	DXCTX
Direxion Indexed Commodity & Income Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	DXCIX
Hilton Tactical Income Fund | Investor Class
Prospectus:
Trading Symbol	HCYAX
Hilton Tactical Income Fund | Institutional Class
Prospectus:
Trading Symbol	HCYIX